RELATED PARTIES: - Schedule of transactions with related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Jet Talk
Disclosure of transactions between related parties [line items]
Revenues		$ 3,116
IDirect
Disclosure of transactions between related parties [line items]
Revenues	$ 489	$ 2,074